Assets Held for Sale and Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations, Including Balance Sheet, Income Statement, Cash Flow, and Additional Disclosures
The assets reported as held for sale consist of the following:

	July 31, 2021	January 31, 2021
Current assets of discontinued operations:
Accounts receivable, net	1,151	1,668
Inventories, net	68	352
Prepaid expenses and other current assets	120	150
Seismic equipment lease pool and property and equipment, net	1,973	2,151

Total assets of discontinued operations	$3,312	$4,321

The liabilities reported as held for sale consist of the following:

	July 31, 2021	January 31, 2021
Current liabilities of discontinued operations:
Accounts payable	$21	$59
Deferred revenue	73	73
Accrued expenses and other current liabilities	611	831

Total liabilities of discontinued operations	705	963

The results of operations from discontinued operations for the three and six months ended
July
31, 2021 and 2020, consist of the following:

	For the Three Months Ended July 31,		For the Six Months Ended July 31,
	2021	2020	2021	2020
Revenues:

Revenue from discontinued operations	$757	$1,230	$787	$5,418

Cost of sales:
Cost of discontinued operations	332	1,642	705	4,126
Operating expenses:
Selling, general and administrative	378	1,476	720	3,176
Provision for doubtful accounts	(2)	470	(445)	470
Depreciation and amortization	2	41	3	85

Total operating expenses	378	1,987	278	3,731

Operating income (loss)	47	(2,399)	(196)	(2,439)
Other income (expenses)	35	72	(4)	75
Loss on disposal (including $2,745 of cumulative translation loss)	—	(1,859)	—	(1,859)

Income (loss) before income taxes	82	(4,186)	(200)	(4,223)
Provision for income taxes	(3)	(522)	(4)	(700)

Net income (loss)	79	(4,708)	(204)	(4,923)

The significant operating and investing noncash items and capital expenditures related to discontinued operations are summarized below:

	For the Six Months Ended July 31,
	2021	2020
Depreciation and amortization	$—	$1,771
Gross profit from sale of lease pool equipment	$—	$(1,324)
(Recovery) provisions for doubtful accounts	$(445)	$470
Loss on disposal of discontinued operations	$—	$1,859
Sale of used lease pool equipment	$—	$1,988
Sale of assets held for sale	$1,245	$—

The assets reported as held for sale consist of the following:

	As of January 31,
	2021	2020
Current assets of discontinued operations:
Accounts receivable, net	1,668	5,699
Inventories, net	352	605
Prepaid expenses and other current assets	150	227
Seismic equipment lease pool and property and equipment, net	2,151	8,382

Total assets of discontinued operations	$4,321	$14,913

The liabilities reported as held for sale consist of the following:

	As of January 31,
	2021	2020
Current liabilities of discontinued operations:
Accounts payable	$59	$884
Deferred revenue	73	34
Accrued expenses and other current liabilities	831	1,886
Income taxes payable	479	(74)

Total liabilities of discontinued operations	$1,442	$2,730

The results of operations from discontinued operations for the twelve months ended January 31, 2021 and 2020, consist of the following:

	Twelve Months Ended January 31,
	2021	2020
Revenues:
Revenue from discontinued operations	$5,747	$12,756

Cost of sales:
Cost of discontinued operations	4,537	9,089
Operating expenses:
Selling, general and administrative	4,589	5,576
Provision for doubtful accounts	470	2,000
Depreciation and amortization	132	176

Total operating expenses	5,191	7,752

Operating loss	(3,981)	(4,085)
Other income (expenses)	201	(134)
Loss on disposal (including $2,745 of cumulative translation loss)	(1,859)	—

Loss before income taxes	(5,639)	(4,219)
Provision for income taxes	(665)	(525)

Net loss	(6,304)	(4,744)

The significant operating and investing noncash items and capital expenditures related to discontinued operations are summarized below:

	As of January 31,
	2021	2020
Depreciation and amortization	$1,830	$4,818
Gross profit from sale of lease pool equipment	$(1,326)	$(1,145)
Provisions for doubtful accounts	$470	$2,000
Loss on disposal of discontinued operations	$1,859	$—
Sale of used lease pool equipment	$2,010	$1,415
Sale of assets held for sale	$1,506	$—
Purchase of seismic equipment held for lease	$(110)	$(2,955)